Earnings/ (Loss) per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings/ (Loss) per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings per share	732,769	617,843	611,733